Supplementary Insurance Information	12 Months Ended
Dec. 31, 2011
Supplementary Insurance Information [Abstract]
SUPPLEMENTARY INSURANCE INFORMATION

SCHEDULE III

SUPPLEMENTARY INSURANCE INFORMATION

(In millions)

Segment	Deferred Policy Acquisition Costs and Present Value of Future Profits	Future Policy Benefits, Unpaid Losses and Loss Adjustment Expenses	Unearned Premiums	Other Policyholder Funds and Benefits Payable
As of December 31, 2011
Individual Annuity	$1,026	$2,326	$29	$16,985
Individual Life	2,002	1,011	1	7,014
Retirement Plans	304	436	2	7,959
Mutual Funds	27	—	—	4
Runoff Operations	89	7,511	74	14,983
Other	—	547	15	—

Consolidated	$3,448	$11,831	$121	$46,945

As of December 31, 2010
Individual Annuity	$1,112	$2,089	$22	$16,835
Individual Life	2,058	850	1	6,352
Retirement Plans	382	458	3	6,841
Mutual Funds	43	—	—	4
Runoff Operations	99	7,441	72	15,615
Other	—	547	15	—

Consolidated	$3,694	$11,385	$113	$45,647

Segment	Earned Premiums, Fee Income and Other	Net Investment Income	Benefits, Losses and Loss Adjustment Expenses	Amortization of Deferred Policy Acquisition Costs and Present Value of Future Profits	Insurance Operating Costs and Other Expenses [1]	Net Written Premiums
For the year ended December 31, 2011
Individual Annuity	$1,651	$769	$1,080	$162	$746	N/A
Individual Life	858	420	761	169	273	N/A
Retirement Plans	380	396	308	84	423	N/A
Mutual Funds	569	1	—	47	374	N/A
Runoff Operations	221	941	852	12	982	N/A
Other	357	39	92	—	267	N/A

Consolidated	$4,036	$2,566	$3,093	$474	$3,065	N/A

For the year ended December 31, 2010
Individual Annuity	$1,721	$813	$1,057	$(34)	$292	N/A
Individual Life	819	362	591	101	265	N/A
Retirement Plans	359	364	278	21	409	N/A
Mutual Funds	580	(1)	—	51	385	N/A
Runoff Operations	254	1,221	1,168	22	128	N/A
Other	333	100	92	—	292	N/A

Consolidated	$4,066	$2,859	$3,186	$161	$1,771	N/A

For the year ended December 31, 2009
Individual Annuity	$1,549	$770	$1,374	$2,767	$559	N/A
Individual Life	902	304	584	254	249	N/A
Retirement Plans	324	315	269	32	406	N/A
Mutual Funds	437	(16)	—	50	315	N/A
Runoff Operations	549	1,279	1,593	16	231	N/A
Other	339	196	239	(2)	261	N/A

Consolidated	$4,100	$2,848	$4,059	$3,117	$2,021	N/A

[1]	Includes dividends and goodwill impairment.
N/A	– Not applicable to life insurance pursuant to Regulation S-X.